United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4489

                      (Investment Company Act File Number)


                       Federated U.S. Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05


                Date of Reporting Period: Quarter ended 11/30/04





Item 1.     Schedule of Investments


Federated U.S. Government Bond Fund
Portfolio of Investments
November 30, 2004 (unaudited)

     Principal
     Amount                                                                      Value


                     U.S. Treasury--80.2%
                     U.S. Treasury bonds--76.7%
$    2,880,000       11.250%, 2/15/2015                                    $     4,492,339
     3,650,000       9.250%, 2/15/2016                                           5,157,888
     4,300,000       7.500%, 11/15/2016                                          5,429,438
     1,500,000       9.125%, 5/15/2018                                           2,155,545
     4,000,000  1    9.000%, 11/15/2018                                          5,721,880
     4,000,000       8.125%, 8/15/2019                                           5,380,640
     4,000,000       8.750%, 5/15/2020                                           5,683,760
     500,000         7.875%, 2/15/2021                                           664,455
     3,200,000  1    8.000%, 11/15/2021                                          4,320,512
     1,000,000       7.125%, 2/15/2023                                           1,253,130
     3,000,000  1    6.875%, 8/15/2025                                           3,704,520
     4,600,000  1    6.000%, 2/15/2026                                           5,158,486
     3,350,000       6.750%, 8/15/2026                                           4,091,188
     3,400,000       6.125%, 11/15/2027                                          3,878,108
     3,500,000       5.500%, 8/15/2028                                           3,696,315
     2,000,000       5.250%, 11/15/2028                                          2,043,440
     2,200,000  1    5.375%, 2/15/2031                                           2,314,466
                     Total                                                       65,146,110
                     U.S. Treasury Note--3.5%
     2,850,000  1    4.750%, 5/15/2014                                           2,938,179
                     Total U.S. Treasury (identified cost
                     $60,892,556)                                                68,084,289
                     Government Agencies--20.5%
                     Federal home Loan Bank System--10.1%
     1,000,000       6.500%, 11/13/2009                                          1,109,000
     1,150,000       7.625%, 5/14/2010                                           1,343,441
     5,000,000       7.125%, 2/15/2030                                           6,112,300
                     Total                                                       8,564,741
                     Federal home Loan mortgage Corporation--6.5%
     141,000         6.750%, 9/15/2029                                           165,220
     4,820,000       6.250%, 7/15/2032                                           5,379,457
                     Total                                                       5,544,677
                     Federal National Mortgage Association--3.9%
     1,000,000       3.125%, 7/15/2006                                           1,000,700
     2,000,000       6.625%, 11/15/2030                                          2,316,840
                     Total                                                       3,317,540
                     Total Government Agencies (identified cost
                     $16,294,154)                                                17,426,958
                     Repurchase Agreements--35.7%
     5,606,000       Interest in $2,000,000,000 joint repurchase
                     agreement with UBS Securities LLC, 2.08%,
                     dated 11/30/2004, to be repurchased at
                     $5,606,324 on 12/1/2004, collateralized by
                     U.S. Government Agency Obligations with
                     various maturities to 8/15/2034, collateral
                     market value $2,060,004,602                                 5,606,000
     10,000,000      Interest in $550,000,000 joint repurchase
                     agreement with Societe Generale, London,
                     2.08%, dated 11/30/2004, to be repurchased at
                     $10,000,578 on 12/1/2004, collateralized by
                     U.S. Government Agency Obligations with
                     various maturities to 12/1/2034, collateral
                     market value $564,267,599 (held as collateral
                     for securities lending)                                     10,000,000
     14,754,000      Interest in $2,000,000,000 joint repurchase
                     agreement with Wachovia Securities, Inc.,
                     2.08%, dated 11/30/2004, to be repurchased at
                     $14,754,852 on 12/1/2004, collateralized by
                     U.S. Government Agency Obligations with
                     various maturities to 12/1/2034, collateral
                     market value $2,042,918,473 (held as
                     collateral for securities lending)                          14,754,000
                     Total REpurchase agreements (at amortized cost)             30,360,000
                     Total Investments--136.4%
                      (identified cost $107,546,710)2                            115,871,247
                     OTHER ASSETS AND LIABILITIES--NET--(36.4)%                  (30,900,530)
                     TOTAL NET ASSETS--100%                                 $    84,970,717


1    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers.

     As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:


       Market Value of Securities Loaned       Market Value of Collateral
       $23,456,040                             $24,754,000


2 The cost of investments for federal tax purposes amounts to $107,546,710. The net unrealized appreciation of investments for federal tax purposes was $8,324,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,496,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,613.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005